UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F-HR

FORM 13F-HR COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here is Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement
						   [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this report:

Name:     Woodford Capital Management, LLC
Address:  One First Street, Suite 15
          Los Altos, CA 94022

File 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peggy Woodford Forbes
Title:  Chairwoman
Phone:  (650) 949-3430

Signature, Place, and Date of Signing:

     Peggy Woodford Forbes    Los Altos, CA    February 17, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F-HR SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 99

Form 13F-HR Information Table Value Total: 451319

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp                      COM              885535104     1645 35000.00 SH       SOLE                                   35000.00
AT&T - Liberty Media Group A   COM              001957208     3977 70000.00 SH       SOLE                                   70000.00
AT&T Corp                      COM              001957109     8399 165300.00SH       SOLE                 69600.00          95700.00
Abbott Labs                    COM              002824100     3660 100800.00SH       SOLE                 55000.00          45800.00
Adelphia Comm                  COM              006848105      722 11000.00 SH       SOLE                                   11000.00
Allstate Corp                  COM              020002101     5525 229600.00SH       SOLE                131100.00          98500.00
America Online Inc             COM              02364J104     1821 24000.00 SH       SOLE                                   24000.00
American Express Co            COM              025816109     2294 13800.00 SH       SOLE                  5500.00           8300.00
American Intl Group            COM              026874107     1541 14250.00 SH       SOLE                                   14250.00
Amgen Inc                      COM              031162100     3814 63500.00 SH       SOLE                 19400.00          44100.00
Anheuser Busch Cos Inc         COM              035229103     1418 20000.00 SH       SOLE                                   20000.00
Automatic Data Process         COM              053015103     1056 19600.00 SH       SOLE                                   19600.00
Banc One Corp                  COM              06423A103     5264 164500.00SH       SOLE                 94100.00          70400.00
Bank New York Inc              COM              064057102     3380 84500.00 SH       SOLE                 48400.00          36100.00
Bell Atlantic Corp             COM              077853109      566  9200.00 SH       SOLE                                    9200.00
Biogen Inc.                    COM              090597105     3042 36000.00 SH       SOLE                  3600.00          32400.00
Bristol-Myers Squibb           COM              110122108     1553 24200.00 SH       SOLE                                   24200.00
CMGI Inc.                      COM              125750109     2769 10000.00 SH       SOLE                                   10000.00
Caterpillar Inc Del            COM              149123101     4132 87800.00 SH       SOLE                 50500.00          37300.00
Cisco Systems                  COM              17275R102    14923 139300.00SH       SOLE                 42700.00          96600.00
Citigroup                      COM              172967101    10533 189150.00SH       SOLE                 79000.00         110150.00
Conagra Inc                    COM              205887102     5676 250200.00SH       SOLE                144500.00         105700.00
Conexant Systems               COM              207142100     1938 29200.00 SH       SOLE                                   29200.00
Dell Computer Corp.            COM              247025109    10547 206800.00SH       SOLE                 92700.00         114100.00
Delta Airlines                 COM              247361108     6680 134100.00SH       SOLE                 77000.00          57100.00
Disney Walt Co Del             COM              254687106     6420 219500.00SH       SOLE                125600.00          93900.00
Donaldson, Lufkin & Jenrette   COM              257661108     5568 115100.00SH       SOLE                 66000.00          49100.00
Du Pont E I De Nemours         COM              263534109      851 12918.00 SH       SOLE                                   12918.00
EMC Corp                       COM              268648102    12550 114875.00SH       SOLE                 42500.00          72375.00
Equifax Inc                    COM              294429105     1843 78200.00 SH       SOLE                 44400.00          33800.00
Federated Dept Str New         COM              31410H101     1214 24000.00 SH       SOLE                                   24000.00
Fedex Corp                     COM              31428X106     1854 45300.00 SH       SOLE                 25900.00          19400.00
First Union Corp               COM              337358105     4944 150100.00SH       SOLE                 85300.00          64800.00
GTE Corp.                      COM              362320103      988 14000.00 SH       SOLE                                   14000.00
Gateway Inc                    COM              367626108    11991 166400.00SH       SOLE                 81700.00          84700.00
Genentech Inc.                 COM              368710406     1345 10000.00 SH       SOLE                                   10000.00
General Electric Corp.         COM              369604103    12612 81500.00 SH       SOLE                 33500.00          48000.00
General Mtrs Corp              COM              370442105     5263 72400.00 SH       SOLE                 46900.00          25500.00
Gillette Co                    COM              375766102     4440 107800.00SH       SOLE                 61500.00          46300.00
Goldman Sachs Group            COM              38141G104     6932 73600.00 SH       SOLE                 29500.00          44100.00
HealthSouth Inc.               COM              421924101     2500 465100.00SH       SOLE                270500.00         194600.00
Hewlett-Packard                COM              428236103    17108 150400.00SH       SOLE                 86500.00          63900.00
Home Depot Inc                 COM              437076102    10467 152250.00SH       SOLE                 61500.00          90750.00
Honeywell International Inc.   COM              438516106      865 15000.00 SH       SOLE                                   15000.00
Infinity Broadcasting          COM              45662S102     2352 65000.00 SH       SOLE                                   65000.00
Int'l Business Machine         COM              459200101     1521 14100.00 SH       SOLE                  1200.00          12900.00
Intel Corp.                    COM              458140100    12026 146100.00SH       SOLE                 48300.00          97800.00
Johnson & Johnson              COM              478160104     7301 78300.00 SH       SOLE                 33800.00          44500.00
Kellogg Co                     COM              487836108     4816 156300.00SH       SOLE                 89200.00          67100.00
Laboratory Corp of America Hol COM              50540R102      242 65700.00 SH       SOLE                 56600.00           9100.00
Lilly Eli & Co                 COM              532457108      751 11300.00 SH       SOLE                                   11300.00
Louisiana Pacific              COM              546347105     4247 302000.00SH       SOLE                174500.00         127500.00
Lucent Technologies Inc        COM              549463107     8430 112400.00SH       SOLE                 47100.00          65300.00
MCI WorldCom Inc               COM              55268B106     1990 37500.00 SH       SOLE                                   37500.00
Marsh & McLennan Cos           COM              571748102     4052 42350.00 SH       SOLE                 25150.00          17200.00
McDonald's Corp                COM              580135101     7490 185800.00SH       SOLE                 79800.00         106000.00
McKesson HBOC, Inc.            COM              58155Q103     3440 152900.00SH       SOLE                 87400.00          65500.00
Mediaone Group                 COM              58440J104      883 11500.00 SH       SOLE                                   11500.00
Medimmune                      COM              584699102      829  5000.00 SH       SOLE                                    5000.00
Medtronic Inc                  COM              585055106      656 18000.00 SH       SOLE                                   18000.00
Merck & Co Inc                 COM              589331107     4327 64400.00 SH       SOLE                 30200.00          34200.00
Merrill Lynch & Co             COM              590188108     6915 83000.00 SH       SOLE                 40700.00          42300.00
Microsoft Corp                 COM              594918104     3596 30800.00 SH       SOLE                                   30800.00
Minnesota Mining & Mfg.        COM              604059105     4374 44690.00 SH       SOLE                 25600.00          19090.00
Monsanto Co                    COM              611662107     3388 95600.00 SH       SOLE                 54700.00          40900.00
Morgan Stanley Dean Witter Dis COM              617446448     7423 52000.00 SH       SOLE                 20100.00          31900.00
Navistar Intl Corp New         COM              63934E108     6750 143609.00SH       SOLE                 84400.00          59209.00
Network Appliance, Inc         COM              64120L104     2077 25000.00 SH       SOLE                                   25000.00
Nextel Communications          COM              65332V103     3434 33300.00 SH       SOLE                  4600.00          28700.00
Omnicom Group                  COM              681919106     1000 10000.00 SH       SOLE                                   10000.00
Oracle Systems Corp            COM              68389X105    15790 140900.00SH       SOLE                 52200.00          88700.00
PE Corp. - PE Biosystems Grp.  COM              69332S102     4933 41000.00 SH       SOLE                 16100.00          24900.00
Pfizer Inc                     COM              717081103    10234 315500.00SH       SOLE                144300.00         171200.00
Procter & Gamble Co            COM              742718109     1205 11000.00 SH       SOLE                                   11000.00
Providian Financial            COM              74406A102     1320 14500.00 SH       SOLE                                   14500.00
Qualcomm Inc                   COM              747525103     9652 54800.00 SH       SOLE                                   54800.00
SBC Communications Inc.        COM              78387G103     7205 147800.00SH       SOLE                 63700.00          84100.00
Saks Inc                       COM              79377W108     7840 503800.00SH       SOLE                289800.00         214000.00
Schlumberger Ltd               COM              806857108      561 10000.00 SH       SOLE                                   10000.00
Schwab Charles Cp New          COM              808513105     9478 247800.00SH       SOLE                124300.00         123500.00
Seagate Technology             COM              811804103     1397 30000.00 SH       SOLE                                   30000.00
Service Corp Int'l             COM              817565104     2936 423200.00SH       SOLE                245300.00         177900.00
Siebel Systems                 COM              826170102     1764 21000.00 SH       SOLE                                   21000.00
Solectron Corp                 COM              834182107     5270 55400.00 SH       SOLE                 20800.00          34600.00
Sprint PCS Group               COM              852061506     2563 25000.00 SH       SOLE                                   25000.00
Sun Microsystems               COM              866810104    23534 303904.00SH       SOLE                 99200.00         204704.00
Sysco Corp                     COM              871829107     1183 29900.00 SH       SOLE                                   29900.00
Texaco Corp.                   COM              881694103      706 13000.00 SH       SOLE                                   13000.00
Texas Instruments              COM              882508104     2222 23000.00 SH       SOLE                                   23000.00
Tiffany & Company              COM              886547108     1339 15000.00 SH       SOLE                                   15000.00
Time Warner Inc                COM              887315109     2473 34200.00 SH       SOLE                                   34200.00
Tyco International Ltd         COM              902124106     1084 27800.00 SH       SOLE                                   27800.00
Tyson Foods                    COM              902494103      255 15700.00 SH       SOLE                 15700.00
U.S. Bancorp New               COM              902973106     3093 129900.00SH       SOLE                 74200.00          55700.00
United Technologies            COM              913017109     2301 35400.00 SH       SOLE                                   35400.00
Viacom Inc Class B             COM              925524308     1511 25000.00 SH       SOLE                                   25000.00
Wal-Mart Stores Inc            COM              931142103     3760 54400.00 SH       SOLE                                   54400.00
Walgreen Inc.                  COM              931422109     3636 124300.00SH       SOLE                 70100.00          54200.00
Wells Fargo & Co Del           COM              949746101     1132 28000.00 SH       SOLE                                   28000.00